Loans and Allowance for Credit Losses (Impaired Loans by Class) (Detail) ¥ in Millions	Mar. 31, 2020 JPY (¥)
Financing Receivable, Impaired [Line Items]
Recorded loan balance, Requiring an allowance for credit losses	¥ 1,031,614	[1]
Recorded loan balance, Not requiring an allowance for credit losses	275,215	[1],[2]
Recorded loan balance, Total	1,306,829	[1]
Unpaid principal balance	1,421,964	[1]
Related allowance for credit losses	443,742	[1]
Impaired loans held for sales	330
Commercial [Member] | Loans Acquired with Deteriorated Credit Quality [Member]
Financing Receivable, Impaired [Line Items]
Recorded loan balance, Requiring an allowance for credit losses	12,906
Recorded loan balance, Total	12,906
Unpaid principal balance	19,947
Related allowance for credit losses	4,767
Commercial [Member] | Domestic [Member]
Financing Receivable, Impaired [Line Items]
Recorded loan balance, Requiring an allowance for credit losses	598,737
Recorded loan balance, Not requiring an allowance for credit losses	147,890	[2]
Recorded loan balance, Total	746,627
Unpaid principal balance	784,298
Related allowance for credit losses	268,070
Commercial [Member] | Foreign [Member]
Financing Receivable, Impaired [Line Items]
Recorded loan balance, Requiring an allowance for credit losses	141,897
Recorded loan balance, Not requiring an allowance for credit losses	56,464	[2]
Recorded loan balance, Total	198,361
Unpaid principal balance	220,283
Related allowance for credit losses	96,009
Residential [Member]
Financing Receivable, Impaired [Line Items]
Recorded loan balance, Requiring an allowance for credit losses	88,075	[3]
Recorded loan balance, Not requiring an allowance for credit losses	4,822	[2],[3]
Recorded loan balance, Total	92,897	[3]
Unpaid principal balance	107,629	[3]
Related allowance for credit losses	12,770	[3]
Card [Member]
Financing Receivable, Impaired [Line Items]
Recorded loan balance, Requiring an allowance for credit losses	65,240	[3]
Recorded loan balance, Not requiring an allowance for credit losses	280	[2],[3]
Recorded loan balance, Total	65,520	[3]
Unpaid principal balance	72,714	[3]
Related allowance for credit losses	19,799	[3]
MUAH [Member]
Financing Receivable, Impaired [Line Items]
Recorded loan balance, Requiring an allowance for credit losses	33,884	[3]
Recorded loan balance, Not requiring an allowance for credit losses	33,835	[2],[3]
Recorded loan balance, Total	67,719	[3]
Unpaid principal balance	84,737	[3]
Related allowance for credit losses	5,977	[3]
Krungsri [Member]
Financing Receivable, Impaired [Line Items]
Recorded loan balance, Requiring an allowance for credit losses	68,126	[3]
Recorded loan balance, Not requiring an allowance for credit losses	30,833	[2],[3]
Recorded loan balance, Total	98,959	[3]
Unpaid principal balance	106,265	[3]
Related allowance for credit losses	30,198	[3]
Other [Member]
Financing Receivable, Impaired [Line Items]
Recorded loan balance, Requiring an allowance for credit losses	22,749	[3]
Recorded loan balance, Not requiring an allowance for credit losses	1,091	[2],[3]
Recorded loan balance, Total	23,840	[3]
Unpaid principal balance	26,091	[3]
Related allowance for credit losses	¥ 6,152	[3]

[1]	In addition to impaired loans presented in the above table, there were impaired loans held for sale of ¥330 million at March 31, 2020.
[2]	These loans do not require an allowance for credit losses because the recorded loan balance equals, or does not exceed, the present value of expected future cash flows discounted at the loans’ original effective interest rate, loans’ observable market price, or the fair value of the collateral if the loan is a collateral-dependent loan.
[3]	Impaired Loans for Residential, Card, MUAH, Krungsri and Other segments in the above table include loans acquired with deteriorated credit quality.